Share-Based Compensation Plans - Schedule of Share-Based Compensation Expense Included in the Consolidated Statements of Income (Loss) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share-Based Compensation Expense Included in the Consolidated Statements of Income (Loss) [Abstract]
Operating expenses	$ 4,145	$ 17,557	$ 33,015